S000001589 [Member] Annual Fund Operating Expenses - Strategic Bond Fund	Oct. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Class M
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.30%	[1]
Expenses (as a percentage of Assets)	0.68%	[1]
Fee Waiver or Reimbursement	(0.22%)	[1]
Net Expenses (as a percentage of Assets)	0.46%	[1]
Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.10%	[1]
Expenses (as a percentage of Assets)	0.48%	[1]
Fee Waiver or Reimbursement	(0.06%)	[1]
Net Expenses (as a percentage of Assets)	0.42%	[1]
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%	[1]
Distribution and Service (12b-1) Fees	0.25%	[1]
Other Expenses (as a percentage of Assets):	0.30%	[1]
Expenses (as a percentage of Assets)	0.93%	[1]
Fee Waiver or Reimbursement	(0.10%)	[1]
Net Expenses (as a percentage of Assets)	0.83%	[1]
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%	[1]
Distribution and Service (12b-1) Fees	0.75%	[1]
Other Expenses (as a percentage of Assets):	0.55%	[1]
Expenses (as a percentage of Assets)	1.68%	[1]
Fee Waiver or Reimbursement	(0.10%)	[1]
Net Expenses (as a percentage of Assets)	1.58%	[1]
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.30%	[1]
Expenses (as a percentage of Assets)	0.68%	[1]
Fee Waiver or Reimbursement	(0.12%)	[1]
Net Expenses (as a percentage of Assets)	0.56%	[1]
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.15%	[1]
Expenses (as a percentage of Assets)	0.53%	[1]
Fee Waiver or Reimbursement	(0.08%)	[1]
Net Expenses (as a percentage of Assets)	0.45%	[1]

[1]	Until February 28, 2027, Russell Investment Management, LLC has entered into a contractual fee waiver agreement that results in an effective advisory fee not to exceed 0.32%. This waiver may not be terminated during the relevant period except with Board approval. Until February 28, 2027, Russell Investments Fund Services, LLC has contractually agreed to waive 0.16% of its transfer agency fees for Class M Shares, 0.06% of its transfer agency fees for Class S Shares, 0.04% of its transfer agency fees for Class A and Class C Shares and 0.02% of its transfer agency fees for Class R6 Shares. These waivers may not be terminated during the relevant period except with Board approval. “Other Expenses,” “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect the Fund’s proportionate share of the operating expenses of any other fund in which the Fund invests, including the U.S. Cash Management Fund.